Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Dover’s Equity Grant Practices for Senior Executives
Annual grants of equity awards, including SSARs, to our NEOs and other Section 16 officers are approved during the regularly scheduled meeting of our Compensation Committee in February after the release of our fiscal year-end
earnings and upcoming fiscal year end guidance. We typically release such information in late January and our trading window period opens two business days after the release. We typically do not grant equity awards to executives during other times of the year except in the case of a new hire or promotion to executive officer. Neither our Board nor our Compensation Committee takes material non-public
information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public
information for the purpose of impacting the value of executive compensation.
In accordance with rules adopted by the SEC the following table provides certain information about our February 2024 SSAR grants made within four business days prior to the date on which we filed our 2024 Annual Report on Form
10-K
with the SEC. The exercise price is the closing price of our common stock on the NYSE on the date of grant.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Richard J. Tobin	2/8/2024	116,587	160.11	5,965,757	1%
Brad M. Cerepak	2/8/2024	23,595	160.11	1,207,356	1%
Ivonne M. Cabrera	2/8/2024	11,103	160.11	568,141	1%
Girish Juneja	2/8/2024	8,328	160.11	426,144	1%
Jeffrey C. Yehle	—	—	—		—
Kimberly K. Bors	2/8/2024	7,217	160.11	369,294	1%

Award Timing Method	Annual grants of equity awards, including SSARs, to our NEOs and other Section 16 officers are approved during the regularly scheduled meeting of our Compensation Committee in February after the release of our fiscal year-end
earnings and upcoming fiscal year end guidance. We typically release such information in late January and our trading window period opens two business days after the release.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
In accordance with rules adopted by the SEC the following table provides certain information about our February 2024 SSAR grants made within four business days prior to the date on which we filed our 2024 Annual Report on Form
10-K
with the SEC. The exercise price is the closing price of our common stock on the NYSE on the date of grant.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Richard J. Tobin	2/8/2024	116,587	160.11	5,965,757	1%
Brad M. Cerepak	2/8/2024	23,595	160.11	1,207,356	1%
Ivonne M. Cabrera	2/8/2024	11,103	160.11	568,141	1%
Girish Juneja	2/8/2024	8,328	160.11	426,144	1%
Jeffrey C. Yehle	—	—	—		—
Kimberly K. Bors	2/8/2024	7,217	160.11	369,294	1%

Richard J. Tobin [Member]
Awards Close in Time to MNPI Disclosures
Name	Richard J. Tobin
Underlying Securities | shares	116,587
Exercise Price | $ / shares	$ 160.11
Fair Value as of Grant Date | $	$ 5,965,757
Underlying Security Market Price Change	0.01
Brad M. Cerepak [Member]
Awards Close in Time to MNPI Disclosures
Name	Brad M. Cerepak
Underlying Securities | shares	23,595
Exercise Price | $ / shares	$ 160.11
Fair Value as of Grant Date | $	$ 1,207,356
Underlying Security Market Price Change	0.01
Ivonne M. Cabrera [Member]
Awards Close in Time to MNPI Disclosures
Name	Ivonne M. Cabrera
Underlying Securities | shares	11,103
Exercise Price | $ / shares	$ 160.11
Fair Value as of Grant Date | $	$ 568,141
Underlying Security Market Price Change	0.01
Girish Juneja [Member]
Awards Close in Time to MNPI Disclosures
Name	Girish Juneja
Underlying Securities | shares	8,328
Exercise Price | $ / shares	$ 160.11
Fair Value as of Grant Date | $	$ 426,144
Underlying Security Market Price Change	0.01
Jeffrey C. Yehle [Member]
Awards Close in Time to MNPI Disclosures
Name	Jeffrey C. Yehle
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Underlying Security Market Price Change	0
Kimberly K. Bors [Member]
Awards Close in Time to MNPI Disclosures
Name	Kimberly K. Bors
Underlying Securities | shares	7,217
Exercise Price | $ / shares	$ 160.11
Fair Value as of Grant Date | $	$ 369,294
Underlying Security Market Price Change	0.01